Leases - Operating and Finance Lease Balance Sheet Location (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating leases
Other assets	$ 40	$ 46
Accounts payable and other current liabilities	$ (7)	(8)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent
Other liabilities	$ (33)	(38)
Finance leases
Less: Current installments	(2)	(24)
Finance leases	$ (331)	$ (413)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent	us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent	us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent
Springerville Common Facilities | TEP
Finance leases
Purchase of undivided interest (percent)	32.20%
Regulatory assets
Finance leases
Finance lease assets	$ 122	$ 116
PPE, net
Finance leases
Finance lease assets	$ 211	$ 308